Principal Accounting Policies - Operating leases and Adoption of ASU (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating lease weighted average remaining lease term	4 years 10 months 20 days
Operating lease, weighted average discount rate	4.14%
Operating lease cost and expenses	¥ 23.8	¥ 25.4	¥ 27.6
Short term lease cost and expenses	¥ 1.3	¥ 1.4	¥ 2.6